Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

For the period ended September 30, 2025

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 99.28%

CONVERTIBLE BONDS 0.04%

China
Lodging
H World Group Ltd.	3.00%		5/1/2026		$48,000	$53,295

CORPORATE BONDS 27.97%

Argentina 0.28%
Energy-Alternate Sources
YPF Energia Electrica SA†	7.875%		10/16/2032		343,000	331,477

Brazil 0.91%
Forest Products & Paper 0.24%
LD Celulose International GmbH†	7.95%		1/26/2032		270,000	285,632
Iron-Steel 0.51%
Samarco Mineracao SA	9.50%		6/30/2031		313,697	315,521
Vale Overseas Ltd.	6.40%		6/28/2054		290,000	298,388
						613,909
Media 0.16%
Globo Comunicacao e Participacoes SA	4.875%		1/22/2030		200,000	193,271
Total Brazil						1,092,812

Chile 2.39%
Banks 0.18%
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%)	#	–	(a)	200,000	216,683
Electric 0.49%
Alfa Desarrollo SpA†	4.55%		9/27/2051		492,242	394,347
Chile Electricity Lux MPC II SARL†	5.58%		10/20/2035		195,501	202,203
						596,550
Mining 1.72%
Antofagasta PLC†	6.25%		5/2/2034		200,000	214,534
Corp. Nacional del Cobre de Chile	3.75%		1/15/2031		850,000	810,045
Corp. Nacional del Cobre de Chile†	6.30%		9/8/2053		500,000	514,278
Corp. Nacional del Cobre de Chile†	6.33%		1/13/2035		500,000	534,375
						2,073,232
Total Chile						2,886,465

China 1.05%
Internet 0.70%
Meituan†	4.625%		10/2/2029		384,000	384,796

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
China (continued)
Prosus NV†	3.832%	2/8/2051	$675,000	$456,642
				841,438
Investment Companies 0.35%
CFAMC IV Co. Ltd.	4.50%	5/29/2029	430,000	428,203
Total China				1,269,641

Colombia 1.35%
Food 0.47%
Grupo Nutresa SA†	9.00%	5/12/2035	500,000	568,150
Oil & Gas 0.55%
Ecopetrol SA	5.875%	11/2/2051	200,000	148,301
Ecopetrol SA	7.75%	2/1/2032	500,000	517,719
				666,020
Pipelines 0.33%
AL Candelaria -spain- SA†	5.75%	6/15/2033	437,000	397,482
Total Colombia				1,631,652

Czech Republic 0.17%
Aerospace/Defense
Czechoslovak Group AS†	6.50%	1/10/2031	200,000	206,729

Dominican Republic 0.50%
Energy-Alternate Sources
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	610,000	599,203

El Salvador 0.20%
Electric
Comision Ejecutiva Hidroelectrica del Rio Lempa†	8.65%	1/24/2033	229,000	239,740

Guatemala 0.25%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	300,000	296,539

Hong Kong 1.09%
Insurance 0.42%
FWD Group Holdings Ltd.†	5.836%	9/22/2035	500,000	508,474
Lodging 0.17%
Melco Resorts Finance Ltd.†	6.50%	9/24/2033	200,000	200,658
Transportation 0.50%
MTR Corp. Ltd.	5.25%	4/1/2055	600,000	608,652
Total Hong Kong				1,317,784

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
India 0.73%
Diversified Financial Services 0.25%
Muthoot Finance Ltd.	6.375%		4/23/2029		$300,000	$304,372
Engineering & Construction 0.18%
IRB Infrastructure Developers Ltd.†	7.11%		3/11/2032		208,000	216,206
Mining 0.30%
Vedanta Resources Finance II PLC†	9.475%		7/24/2030		350,000	353,640
Total India						874,218

Indonesia 1.42%
Electric 0.54%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%		6/30/2050		880,000	651,654
Mining 0.61%
Freeport Indonesia PT†	4.763%		4/14/2027		300,000	302,124
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030		230,000	237,504
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.80%		5/15/2050		200,000	196,960
						736,588
Oil & Gas 0.27%
Pertamina Persero PT†	5.625%		5/20/2043		330,000	325,536
Total Indonesia						1,713,778

Ivory Coast 0.23%
Mining
Endeavour Mining PLC†	7.00%		5/28/2030		265,000	273,870

Kazakhstan 0.96%
Oil & Gas 0.43%
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		560,000	517,066
Pipelines 0.53%
QazaqGaz NC JSC†	4.375%		9/26/2027		650,000	646,257
Total Kazakhstan						1,163,323

Kuwait 0.43%
Banks
NBK Tier 1 Ltd.†	6.375% (6 yr. CMT + 2.40%)	#	–	(a)	500,000	513,801

Macau 0.60%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		385,000	384,372
Wynn Macau Ltd.†	6.75%		2/15/2034		331,000	335,773
Total Macau						720,145

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Malaysia 1.29%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032	$650,000	$586,108
Petronas Capital Ltd.†	3.404%		4/28/2061	600,000	414,773
Petronas Capital Ltd.†	5.848%		4/3/2055	522,000	553,010
Total Malaysia					1,553,891

Mexico 4.59%
Banks 0.44%
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%)	#	8/11/2031	250,000	244,575
Banco Nacional de Comercio Exterior SNC†	5.875%		5/7/2030	273,000	283,431
					528,006
Electric 0.76%
Comision Federal de Electricidad	3.348%		2/9/2031	400,000	360,722
Comision Federal de Electricidad	3.875%		7/26/2033	350,000	309,453
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple†	7.25%		1/31/2041	232,769	248,924
					919,099
Oil & Gas 3.22%
Petroleos Mexicanos	6.49%		1/23/2027	170,000	171,849
Petroleos Mexicanos	6.625%		6/15/2035	333,000	317,741
Petroleos Mexicanos	6.70%		2/16/2032	784,000	777,436
Petroleos Mexicanos	6.75%		9/21/2047	1,000,000	825,931
Petroleos Mexicanos	6.84%		1/23/2030	1,110,000	1,129,745
Petroleos Mexicanos	7.69%		1/23/2050	350,000	318,444
Petroleos Mexicanos(b)	10.00%		2/7/2033	300,000	348,338
					3,889,484
REITS 0.17%
CFE Fibra E†	5.875%		9/23/2040	200,000	202,320
Total Mexico					5,538,909

Morocco 0.50%
Chemicals
OCP SA†	5.125%		6/23/2051	350,000	292,906
OCP SA†	6.10%		4/30/2030	300,000	314,637
Total Morocco					607,543

Oman 0.50%
Electric
OmGrid Funding Ltd.†	5.196%		5/16/2027	600,000	605,241

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Panama 0.46%
Banks
Multibank, Inc.	7.75%		2/3/2028		$530,000	$554,441

Peru 0.36%
Banks
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%)	#	6/7/2034		415,000	431,102

Poland 0.57%
Oil & Gas
ORLEN SA†	6.00%		1/30/2035		653,000	683,393

Qatar 0.44%
Oil & Gas
QatarEnergy†	3.30%		7/12/2051		750,000	529,245

Saudi Arabia 1.02%
Investment Companies 0.67%
Gaci First Investment Co.	4.875%		2/14/2035		350,000	349,387
Gaci First Investment Co.	5.25%		1/29/2030		440,000	454,300
						803,687
Oil & Gas 0.35%
Saudi Arabian Oil Co.	4.375%		4/16/2049		500,000	420,490
Total Saudi Arabia						1,224,177

South Africa 0.43%
Electric 0.26%
Eskom Holdings	6.35%		8/10/2028		300,000	309,112
Mining 0.17%
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.†	5.854%		5/13/2032		200,000	208,234
Total South Africa						517,346

South Korea 0.51%
Banks 0.34%
KEB Hana Bank	3.50% (5 yr. CMT + 2.41%)	#	–	(a)	200,000	197,121
Woori Bank†	6.375% (5 yr. CMT + 2.28%)	#	–	(a)	200,000	208,403
						405,524
Insurance 0.17%
Hanwha Life Insurance Co. Ltd.†	6.30% (5 yr. CMT + 2.29%)	#	6/24/2055		200,000	209,640
Total South Korea						615,164

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Turkey 1.30%
Banks 0.34%
Turkiye Garanti Bankasi AS†	8.125% (5 yr. CMT + 3.84%)	#	1/3/2035		$400,000	$415,085
Commercial Services 0.50%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS	9.50%		7/10/2036		593,111	602,158
Mining 0.46%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		576,000	555,736
Total Turkey						1,572,979

United Arab Emirates 2.05%
Electric 0.25%
Abu Dhabi National Energy Co. PJSC	4.75%		3/9/2037		300,000	298,143
Energy-Alternate Sources 0.43%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		613,787	522,235
Investment Companies 0.70%
MDGH GMTN RSC Ltd.	5.875%		5/1/2034		770,000	840,246
Pipelines 0.67%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		1,000,000	815,792
Total United Arab Emirates						2,476,416

United Kingdom 0.18%
Banks
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%)	#	–	(a)	200,000	215,099

United States 0.15%
Oil & Gas
CITGO Petroleum Corp.†	8.375%		1/15/2029		168,000	175,004

Uzbekistan 0.48%
Mining
Navoi Mining & Metallurgical Combinat†	6.95%		10/17/2031		272,000	290,357
Navoiyuran State Enterprise†	6.70%		7/2/2030		291,000	291,559
Total Uzbekistan						581,916

Venezuela 0.35%
Oil & Gas
Petroleos de Venezuela SA(c)	9.00%		11/17/2021		2,592,000	427,680

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Zambia 0.23%
Mining
First Quantum Minerals Ltd.†	8.00%		3/1/2033	$265,000	$280,133
Total Corporate Bonds (cost $33,525,864)					33,720,856

FOREIGN GOVERNMENT OBLIGATIONS 71.27%
Angola 1.07%
Angola Government International Bonds†	8.25%		5/9/2028	800,000	805,731
Angola Government International Bonds†	9.125%		11/26/2049	575,000	483,037
Total Angola					1,288,768

Argentina 2.32%
Argentina Government International Bonds	3.50%	(d)	7/9/2041	378,703	183,690
Argentina Government International Bonds	4.125%	(d)	7/9/2035	1,111,737	583,106
Argentina Republic Government International Bonds	0.75%	(d)	7/9/2030	2,091,425	1,414,849
Argentina Republic Government International Bonds	5.00%	(d)	1/9/2038	1,081,193	612,496
Total Argentina					2,794,141

Azerbaijan 0.16%
Republic of Azerbaijan International Bonds	3.50%		9/1/2032	200,000	186,558

Bahamas 0.28%
Bahamas Government International Bonds†	8.25%		6/24/2036	315,000	340,691

Bahrain 2.01%
Bahrain Government International Bonds†	7.00%		1/26/2026	900,000	907,215
Bahrain Government International Bonds†	7.50%		2/12/2036	700,000	766,333
Bahrain Government International Bonds	7.50%		9/20/2047	700,000	749,706
Total Bahrain					2,423,254

Barbados 0.26%
Barbados Government International Bonds†	8.00%		6/26/2035	300,000	312,508

Bermuda 0.24%
Bermuda Government International Bonds†	2.375%		8/20/2030	320,000	293,120

Bolivia 0.23%
Bolivia Government International Bonds(b)	4.50%		3/20/2028	350,000	273,210

Brazil 3.12%
Brazil Government International Bonds	5.50%		11/6/2030	350,000	357,525
Brazil Government International Bonds	6.125%		3/15/2034	1,711,000	1,752,920
Brazil Government International Bonds	7.25%		1/12/2056	1,510,000	1,529,026

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Brazil (continued)
Brazil Letras do Tesouro Nacional	Zero Coupon		7/1/2027	BRL	840,000	$126,503
Total Brazil						3,765,974

Chile 1.48%
Chile Government International Bonds	3.80%		7/1/2035	EUR	400,000	470,934
Chile Government International Bonds	4.95%		1/5/2036		$730,000	734,416
Chile Government International Bonds(b)	5.33%		1/5/2054		600,000	583,065
Total Chile						1,788,415

Colombia 2.50%
Colombia Government International Bonds	3.75%		9/19/2028	EUR	300,000	352,764
Colombia Government International Bonds	7.375%		4/25/2030		$608,000	648,007
Colombia Government International Bonds	7.50%		2/2/2034		1,200,000	1,263,900
Colombia Government International Bonds	8.375%		11/7/2054		600,000	636,450
Colombia TES	11.00%		8/22/2029	COP	422,200,000	108,804
Total Colombia						3,009,925

Costa Rica 1.08%
Costa Rica Government International Bonds†	6.55%		4/3/2034		$450,000	483,201
Costa Rica Government International Bonds	7.30%		11/13/2054		750,000	823,100
Total Costa Rica						1,306,301

Dominican Republic 2.03%
Dominican Republic International Bonds†	4.50%		1/30/2030		1,200,000	1,178,520
Dominican Republic International Bonds†	5.30%		1/21/2041		750,000	679,875
Dominican Republic International Bonds	6.00%		2/22/2033		580,000	594,210
Total Dominican Republic						2,452,605

Ecuador 1.32%
Ecuador Government International Bonds†	6.90%	(d)	7/31/2030		780,000	693,225
Ecuador Government International Bonds†	6.90%	(d)	7/31/2035		1,205,000	902,244
Total Ecuador						1,595,469

Egypt 3.70%
Egypt Government International Bonds†	7.30%		9/30/2033		1,100,000	1,041,054
Egypt Government International Bonds†	7.903%		2/21/2048		920,000	766,625
Egypt Government International Bonds†	8.625%		2/4/2030		1,600,000	1,701,342
Egypt Government International Bonds†	8.75%		9/30/2051		500,000	446,806
Egypt Taskeek Co.(e)	7.95%		10/7/2032		500,000	503,215
Total Egypt						4,459,042

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
El Salvador 0.94%
El Salvador Government International Bonds	7.65%		6/15/2035	$850,000	$865,942
El Salvador Government International Bonds†	9.65%		11/21/2054	250,000	271,250
Total El Salvador					1,137,192

Gabon 0.18%
Gabon Government International Bonds	6.625%		2/6/2031	270,000	218,146

Ghana 1.35%
Ghana Government International Bonds†	Zero Coupon		7/3/2026	35,360	34,211
Ghana Government International Bonds†	Zero Coupon		1/3/2030	97,136	83,436
Ghana Government International Bonds†	5.00%	(d)	7/3/2029	534,820	522,019
Ghana Government International Bonds†	5.00%	(d)	7/3/2035	1,169,080	988,261
Total Ghana					1,627,927

Guatemala 1.14%
Guatemala Government Bonds	3.70%		10/7/2033	250,000	222,718
Guatemala Government Bonds†	4.375%		6/5/2027	325,000	323,375
Guatemala Government Bonds†	6.125%		6/1/2050	200,000	193,824
Guatemala Government Bonds†	6.55%		2/6/2037	300,000	317,261
Guatemala Government Bonds†	6.875%		8/15/2055	300,000	315,375
Total Guatemala					1,372,553

Hungary 2.76%
Hungary Government International Bonds	5.25%		6/16/2029	866,000	887,711
Hungary Government International Bonds	5.50%		6/16/2034	1,400,000	1,426,981
Hungary Government International Bonds†	6.75%		9/23/2055	950,000	1,010,133
Total Hungary					3,324,825

India 0.94%
Export-Import Bank of India	5.50%		1/18/2033	1,075,000	1,131,039

Indonesia 1.52%
Indonesia Government International Bonds	1.85%		3/12/2031	1,860,000	1,630,905
Perusahaan Penerbit SBSN Indonesia III†	4.70%		6/6/2032	200,000	201,474
Total Indonesia					1,832,379

Ivory Coast 0.43%
Ivory Coast Government International Bonds†	8.075%		4/1/2036	500,000	519,070

Jordan 0.17%
Jordan Government International Bonds†	7.50%		1/13/2029	200,000	209,057

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Kazakhstan 0.62%
Baiterek National Managing Holding JSC†	5.45%	5/8/2028		$237,000	$242,073
Development Bank of Kazakhstan JSC†	5.25%	10/23/2029		200,000	205,388
Kazakhstan Government International Bonds†	4.714%	4/9/2035		300,000	298,682
Total Kazakhstan					746,143

Kenya 0.91%
Republic of Kenya Government International Bonds†	6.30%	1/23/2034		270,000	238,500
Republic of Kenya Government International Bonds	7.25%	2/28/2028		350,000	360,065
Republic of Kenya Government International Bonds	8.25%	2/28/2048		200,000	181,668
Republic of Kenya Government International Bonds†	9.75%	2/16/2031		293,000	313,512
Total Kenya					1,093,745

Kuwait 1.04%
Kuwait International Bonds(e)	4.652%	10/9/2035		1,255,000	1,255,000

Latvia 0.26%
Latvia Government International Bonds†	5.125%	7/30/2034		300,000	309,453

Lebanon 0.29%
Lebanon Government International Bonds(c)	6.65%	2/26/2030		388,000	87,454
Lebanon Government International Bonds(c)	6.65%	2/26/2030		1,182,000	266,418
Total Lebanon					353,872

Mexico 2.59%
Eagle Funding Luxco SARL†	5.50%	8/17/2030		319,000	324,043
Mexico Bonos	7.75%	5/29/2031	MXN	3,380,000	180,000
Mexico Government International Bonds	3.771%	5/24/2061		$560,000	354,312
Mexico Government International Bonds	6.00%	5/7/2036		950,000	973,370
Mexico Government International Bonds	6.338%	5/4/2053		700,000	682,325
Mexico Government International Bonds	6.35%	2/9/2035		340,000	359,897
Mexico Government International Bonds	6.625%	1/29/2038		234,000	246,521
Total Mexico					3,120,468

Montenegro 0.29%
Montenegro Government International Bonds†	4.875%	4/1/2032	EUR	300,000	354,304

Morocco 0.31%
Morocco Government International Bonds†	4.00%	12/15/2050		$500,000	368,047

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Nigeria 2.23%
Nigeria Government International Bonds	7.375%	9/28/2033	$260,000	$246,675
Nigeria Government International Bonds	8.25%	9/28/2051	600,000	542,322
Nigeria Government International Bonds	8.375%	3/24/2029	1,000,000	1,034,958
Nigeria Government International Bonds†	10.375%	12/9/2034	780,000	868,795
Total Nigeria				2,692,750

Oman 2.64%
Oman Government International Bonds†	6.25%	1/25/2031	800,000	864,152
Oman Government International Bonds†	6.75%	1/17/2048	1,000,000	1,100,133
Oman Government International Bonds	7.375%	10/28/2032	1,050,000	1,224,246
Total Oman				3,188,531

Pakistan 0.82%
Pakistan Government International Bonds	6.875%	12/5/2027	200,000	200,730
Pakistan Government International Bonds	7.375%	4/8/2031	805,000	790,670
Total Pakistan				991,400

Panama 2.83%
Panama Government International Bonds	2.252%	9/29/2032	1,480,000	1,200,946
Panama Government International Bonds	3.87%	7/23/2060	1,410,000	911,635
Panama Government International Bonds	6.40%	2/14/2035	1,250,000	1,294,000
Total Panama				3,406,581

Paraguay 0.72%
Paraguay Government International Bonds†	5.40%	3/30/2050	375,000	346,020
Paraguay Government International Bonds†	5.85%	8/21/2033	500,000	526,850
Total Paraguay				872,870

Peru 2.34%
Peru Government International Bonds	1.862%	12/1/2032	550,000	454,795
Peru Government International Bonds	3.00%	1/15/2034	1,900,000	1,652,050
Peru Government International Bonds	5.875%	8/8/2054	350,000	352,275
Peru Government International Bonds	6.20%	6/30/2055	350,000	364,367
Total Peru				2,823,487

Philippines 0.56%
Philippines Government International Bonds	2.65%	12/10/2045	1,000,000	675,885

Poland 1.70%
Bank Gospodarstwa Krajowego†	5.75%	7/9/2034	200,000	211,098
Republic of Poland Government International Bonds	5.375%	2/12/2035	740,000	769,580

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Poland (continued)
Republic of Poland Government International Bonds	5.50%	4/4/2053		$1,100,000	$1,068,766
Total Poland					2,049,444

Qatar 0.71%
Qatar Government International Bonds†	4.40%	4/16/2050		950,000	850,973

Romania 2.81%
Romania Government International Bonds	2.875%	3/11/2029	EUR	600,000	683,879
Romania Government International Bonds	4.00%	2/14/2051		$400,000	268,438
Romania Government International Bonds	4.00%	2/14/2051		400,000	268,438
Romania Government International Bonds†	5.75%	3/24/2035		1,300,000	1,254,923
Romania Government International Bonds†	5.875%	1/30/2029		200,000	205,791
Romania Government International Bonds†	6.75%	7/11/2039	EUR	300,000	361,285
Romania Government International Bonds	7.125%	1/17/2033		$320,000	341,917
Total Romania					3,384,671

Saudi Arabia 3.79%
KSA Ijarah Sukuk Ltd.†	4.25%	9/9/2030		448,000	446,755
Saudi Government International Bonds†	3.45%	2/2/2061		2,900,000	1,899,738
Saudi Government International Bonds	4.75%	1/16/2030		800,000	817,827
Saudi Government International Bonds	5.00%	1/16/2034		500,000	512,719
Saudi Government International Bonds†	5.125%	1/13/2028		300,000	306,600
Saudi Government International Bonds	5.50%	10/25/2032		550,000	582,929
Total Saudi Arabia					4,566,568

Serbia 0.74%
Serbia International Bonds	6.00%	6/12/2034		350,000	365,362
Serbia International Bonds†	6.25%	5/26/2028		500,000	521,975
Total Serbia					887,337

South Africa 2.81%
Republic of South Africa Government Bonds	8.00%	1/31/2030	ZAR	3,100,000	180,302
Republic of South Africa Government Bonds	8.875%	2/28/2035	ZAR	2,120,000	120,592
Republic of South Africa Government International Bonds	4.30%	10/12/2028		$1,356,000	1,336,745
Republic of South Africa Government International Bonds	5.75%	9/30/2049		1,523,000	1,222,310
Republic of South Africa Government International Bonds†	7.10%	11/19/2036		500,000	522,190
Total South Africa					3,382,139

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Sri Lanka 1.48%
Sri Lanka Government International Bonds†	3.10%	(d)	1/15/2030		$217,641	$204,310
Sri Lanka Government International Bonds†	3.35%	(d)	3/15/2033		426,900	366,940
Sri Lanka Government International Bonds†	3.60%	(d)	5/15/2036		762,800	676,911
Sri Lanka Government International Bonds†	3.60%	(d)	2/15/2038		400,282	357,672
Sri Lanka Government International Bonds†	4.00%		4/15/2028		187,922	180,264
Total Sri Lanka						1,786,097

Turkey 2.74%
Istanbul Metropolitan Municipality†	10.50%		12/6/2028		500,000	548,937
Turkiye Government Bonds	37.00%		2/18/2026	TRY	5,300,000	127,775
Turkiye Government International Bonds	5.75%		5/11/2047		$1,250,000	993,545
Turkiye Government International Bonds	7.625%		5/15/2034		1,250,000	1,328,356
Turkiye Ihracat Kredi Bankasi AS†	7.50%		2/6/2028		300,000	310,466
Total Turkey						3,309,079

Ukraine 1.40%
Ukraine Government International Bonds†	Zero Coupon	(d)	2/1/2030		38,861	20,575
Ukraine Government International Bonds†	Zero Coupon	(d)	2/1/2034		145,218	60,755
Ukraine Government International Bonds†	Zero Coupon	(d)	2/1/2035		1,239,700	606,397
Ukraine Government International Bonds	Zero Coupon	(d)	2/1/2036		540,000	264,144
Ukraine Government International Bonds†	4.50%	(d)	2/1/2029		186,000	128,425
Ukraine Government International Bonds†	4.50%	(d)	2/1/2034		522,283	294,655
Ukraine Government International Bonds†	4.50%	(d)	2/1/2035		248,996	137,873
Ukraine Government International Bonds†	4.50%	(d)	2/1/2036		320,138	175,092
Total Ukraine						1,687,916

United Arab Emirates 1.64%
Abu Dhabi Government International Bonds†	3.125%		9/30/2049		450,000	327,249
Abu Dhabi Government International Bonds†(e)	4.25%		10/2/2035		500,000	496,647
Abu Dhabi Government International Bonds	5.50%		4/30/2054		200,000	209,490
Finance Department Government of Sharjah	3.625%		3/10/2033		500,000	449,645
UAE International Government Bonds†	3.25%		10/19/2061		700,000	487,908
Total United Arab Emirates						1,970,939

Uruguay 0.17%
Uruguay Government International Bonds	4.975%		4/20/2055		226,000	206,395

Uzbekistan 0.83%
Republic of Uzbekistan International Bonds†	6.90%		2/28/2032		200,000	215,487
Republic of Uzbekistan International Bonds†	6.947%		5/25/2032		730,000	786,982
Total Uzbekistan						1,002,469

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Venezuela 0.22%
Venezuela Government International Bonds(c)	12.75%		8/23/2022	$1,100,000	$260,260

Zambia 0.55%
Zambia Government International Bonds	0.50%		12/31/2053	250,000	169,330
Zambia Government International Bonds	5.75%	(d)	6/30/2033	516,154	494,703
Total Zambia					664,033
Total Foreign Government Obligations (cost $85,963,040)					85,923,025
Total Long-Term Investments (cost $119,544,464)					119,697,176

SHORT-TERM INVESTMENTS 2.37%

REPURCHASE AGREEMENTS 1.35%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $1,629,500 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $1,656,828; proceeds: $1,624,360 (cost $1,624,191)				1,624,191	1,624,191

Time Deposits 0.10%
CitiBank N.A.(f) (cost $122,597)				122,597	122,597

				Shares

Money Market Funds 0.92%
Fidelity Government Portfolio(f) (cost $1,103,371)				1,103,371	1,103,371
Total Short-Term Investments (cost $2,850,159)					2,850,159
Total Investments in Securities 101.65% (cost $122,394,623)					122,547,335
Other Assets and Liabilities – Net(g) (1.65)%					(1,985,337)
Net Assets 100.00%					$120,561,998

BRL	Brazilian Real.
COP	Colombian Peso.
EUR	Euro.
MXN	Mexican Peso.
TRY	Turkish Lira.
ZAR	South African Rand.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $56,135,334, which represents 46.56% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Defaulted (non-income producing security).
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Securities purchased on a when-issued basis.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

(f)	Security was purchased with the cash collateral from loaned securities.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at September 30, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.EM.S44(4)	Goldman Sachs	1.00%		12/20/2030	$1,159,000	$(25,174)	$(224)	$(25,398)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $224.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at September 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	11/21/2025	300,000	$353,531	$353,250	$281

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	11/21/2025	1,368,000	$1,596,400	$1,610,818	$(14,418)

Futures Contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Schatz	December 2025	11	Short	EUR	(1,177,708)	EUR	(1,176,780)	$1,090
U.S. 5-Year Treasury Note	December 2025	18	Long		$1,964,688		$1,965,516	828
U.S. Long Bond	December 2025	69	Long		7,887,110		8,044,968	157,858
Total Unrealized Appreciation on Futures Contracts								$159,776

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	December 2025	3	Short	EUR	(353,272)	EUR	(353,430)	$(185)
Euro-Bund	December 2025	6	Short		(766,796)		(771,420)	(5,429)
U.S. 10-Year Treasury Note	December 2025	68	Short		$(7,624,476)		$(7,650,000)	(25,524)
U.S. 10-Year Ultra Treasury Note	December 2025	46	Short		(5,253,464)		(5,293,594)	(40,130)
U.S. 2-Year Treasury Note	December 2025	20	Long		4,168,184		4,167,969	(215)
U.S. Ultra Treasury Bond	December 2025	33	Short		(3,874,443)		(3,962,062)	(87,619)
Total Unrealized Depreciation on Futures Contracts								$(159,102)

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$53,295	$–	$53,295
Corporate Bonds	–	33,720,856	–	33,720,856
Foreign Government Obligations	–	85,923,025	–	85,923,025
Short-Term Investments
Repurchase Agreements	–	1,624,191	–	1,624,191
Time Deposits	–	122,597	–	122,597
Money Market Funds	1,103,371	–	–	1,103,371
Total	$1,103,371	$121,443,964	$–	$122,547,335
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(25,398)	–	(25,398)
Forward Foreign Currency Exchange Contracts
Assets	–	281	–	281
Liabilities	–	(14,418)	–	(14,418)
Futures Contracts
Assets	159,776	–	–	159,776
Liabilities	(159,102)	–	–	(159,102)
Total	$674	$(39,535)	$–	$(38,861)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.57%

COMMON STOCKS 0.16%

China 0.04%
Real Estate Management & Development
Shimao Group Holdings Ltd.*(a)	278,626	$13,441

United States 0.12%
Chemicals
Mosaic Co.	1,291	44,772
Total Common Stocks (cost $146,072)		58,213

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 0.69%

China 0.09%
Lodging 0.03%
H World Group Ltd.	3.00%	5/1/2026	$12,000	13,324
Real Estate 0.06%
Kaisa Group Holdings Ltd.†	Zero Coupon	12/31/2025	10,149	304
Kaisa Group Holdings Ltd.†	Zero Coupon	12/31/2026	13,531	372
Kaisa Group Holdings Ltd.†	Zero Coupon	12/31/2027	16,914	402
Kaisa Group Holdings Ltd.†	Zero Coupon	12/31/2028	27,061	643
Kaisa Group Holdings Ltd.†	Zero Coupon	12/31/2029	27,061	643
Kaisa Group Holdings Ltd.†	Zero Coupon	12/31/2030	33,827	803
Kaisa Group Holdings Ltd.†	Zero Coupon	12/31/2031	33,827	803
Kaisa Group Holdings Ltd.†	Zero Coupon	12/31/2032	63,817	1,516
Sunac China Holdings Ltd.(b)	Zero Coupon	9/30/2028	100,000	15,500
				20,986
Total China				34,310

Macau 0.60%
Lodging
Wynn Macau Ltd.†	4.50%	3/7/2029	200,000	215,465
Total Convertible Bonds (cost $266,610)				249,775

CORPORATE BONDS 92.43%

Angola 0.56%
Oil & Gas
Azule Energy Finance PLC†	8.125%	1/23/2030	200,000	201,910

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Argentina 2.57%
Energy-Alternate Sources 0.58%
YPF Energia Electrica SA†	7.875%	10/16/2032	$215,000	$207,777
Food 0.20%
Arcor SAIC†	7.60%	7/31/2033	72,000	71,280
Oil & Gas 1.21%
YPF SA†	6.95%	7/21/2027	148,000	147,182
YPF SA	9.50%	1/17/2031	283,000	290,047
				437,229
Telecommunications 0.58%
Telecom Argentina SA†	9.25%	5/28/2033	211,752	208,395
Total Argentina				924,681

Brazil 6.72%
Engineering & Construction 0.58%
Sitios Latinoamerica SAB de CV†	6.00%	11/25/2029	200,000	208,360
Forest Products & Paper 0.59%
LD Celulose International GmbH†	7.95%	1/26/2032	200,000	211,580
Health Care-Services 0.55%
Rede D’or Finance SARL	4.95%	1/17/2028	200,000	198,999
Internet 0.55%
MercadoLibre, Inc.	2.375%	1/14/2026	200,000	198,497
Iron-Steel 2.22%
CSN Inova Ventures	6.75%	1/28/2028	200,000	194,427
Gerdau Trade, Inc.	5.75%	6/9/2035	200,000	207,450
Samarco Mineracao SA	9.50%	6/30/2031	278,069	279,686
Vale Overseas Ltd.	6.40%	6/28/2054	117,000	120,384
				801,947
Media 0.54%
Globo Comunicacao e Participacoes SA	4.875%	1/22/2030	200,000	193,271
Oil & Gas 0.55%
Petrobras Global Finance BV	6.25%	1/10/2036	200,000	197,620
Retail 0.58%
Arcos Dorados BV†	6.375%	1/29/2032	200,000	211,200
Water 0.56%
Sabesp Lux SARL†	5.625%	8/20/2030	200,000	201,130
Total Brazil				2,422,604

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Chile 4.70%
Banks 1.20%
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%)	#	–	(c)	$400,000	$433,366
Electric 1.11%
Alfa Desarrollo SpA†	4.55%		9/27/2051		246,121	197,174
Chile Electricity Lux MPC II SARL†	5.58%		10/20/2035		195,501	202,202
						399,376
Mining 2.39%
Antofagasta PLC†	6.25%		5/2/2034		400,000	429,068
Corp. Nacional del Cobre de Chile†	6.33%		1/13/2035		200,000	213,750
Corp. Nacional del Cobre de Chile	6.44%		1/26/2036		200,000	216,640
						859,458
Total Chile						1,692,200

China 7.98%
Diversified Financial Services 1.07%
BOC Aviation USA Corp.	4.875%		5/3/2033		200,000	204,010
China Great Wall International Holdings V Ltd.	2.375%		8/18/2030		200,000	180,468
						384,478
Gas 0.55%
ENN Clean Energy International Investment Ltd.	3.375%		5/12/2026		200,000	198,453
Internet 4.80%
Alibaba Group Holding Ltd.†	5.25%		5/26/2035		400,000	418,982
JD.com, Inc.	3.375%		1/14/2030		200,000	194,088
Meituan†	4.625%		10/2/2029		288,000	288,597
Prosus NV	3.061%		7/13/2031		200,000	181,662
Prosus NV†	3.832%		2/8/2051		400,000	270,603
Tencent Holdings Ltd.†	3.925%		1/19/2038		200,000	185,818
Weibo Corp.	3.375%		7/8/2030		200,000	189,344
						1,729,094
Investment Companies 0.55%
CFAMC IV Co. Ltd.	4.50%		5/29/2029		200,000	199,164
Real Estate 0.50%
Kaisa Group Holdings Ltd.†	6.25%		12/28/2028		20,296	462
Kaisa Group Holdings Ltd.†	6.50%		12/28/2029		33,827	719
Kaisa Group Holdings Ltd.†	6.75%		12/28/2030		40,593	660
Kaisa Group Holdings Ltd.†	7.00%		12/28/2031		60,889	837
Kaisa Group Holdings Ltd.†	7.25%		12/28/2032		57,051	870
Kaisa Group Holdings Ltd.†	7.721%		12/28/2028		13,531	372

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
China (continued)
Longfor Group Holdings Ltd.	3.95%	9/16/2029	$200,000	$173,997
Ronshine China Holdings Ltd.(b)	8.10%	6/9/2023	200,000	2,000
Shimao Group Holdings Ltd.†	5.00%	7/21/2031	2,000	91
				180,008
Telecommunications 0.51%
Xiaomi Best Time International Ltd.	2.875%	7/14/2031	200,000	184,550
Total China				2,875,747

Colombia 3.25%
Banks 0.56%
Banco de Bogota SA†	6.25%	5/12/2026	200,000	202,580
Food 0.63%
Grupo Nutresa SA†	9.00%	5/12/2035	200,000	227,260
Oil & Gas 1.43%
Ecopetrol SA	5.875%	11/2/2051	213,000	157,940
Ecopetrol SA	7.75%	2/1/2032	250,000	258,859
Ecopetrol SA	8.375%	1/19/2036	93,000	96,107
				512,906
Pipelines 0.63%
AL Candelaria -spain- SA†	5.75%	6/15/2033	250,000	227,392
Total Colombia				1,170,138

Congo 0.57%
Mining
Ivanhoe Mines Ltd.†	7.875%	1/23/2030	200,000	206,736

Czech Republic 0.57%
Aerospace/Defense
Czechoslovak Group AS†	6.50%	1/10/2031	200,000	206,729

Dominican Republic 1.13%
Energy-Alternate Sources 0.55%
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	200,000	196,460
Engineering & Construction 0.58%
Aeropuertos Dominicanos Siglo XXI SA	7.00%	6/30/2034	200,000	210,125
Total Dominican Republic				406,585

El Salvador 0.44%
Electric
Comision Ejecutiva Hidroelectrica del Rio Lempa†	8.65%	1/24/2033	150,000	157,035

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Ghana 0.54%
Oil & Gas
Kosmos Energy Ltd.†	7.75%		5/1/2027		$200,000	$194,657

Guatemala 1.11%
Beverages 0.56%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%		4/27/2029		203,000	200,658
Electric 0.55%
Investment Energy Resources Ltd.	6.25%		4/26/2029		200,000	199,382
Total Guatemala						400,040

Hong Kong 2.74%
Insurance 1.11%
AIA Group Ltd.	5.40%		9/30/2054		200,000	196,870
FWD Group Holdings Ltd.†	5.836%		9/22/2035		200,000	203,390
						400,260
Lodging 0.56%
Melco Resorts Finance Ltd.†	6.50%		9/24/2033		200,000	200,658
Retail 0.51%
JMH Co. Ltd.	2.50%		4/9/2031		200,000	182,286
Transportation 0.56%
MTR Corp. Ltd.	5.25%		4/1/2055		200,000	202,884
Total Hong Kong						986,088

India 5.28%
Banks 0.55%
HDFC Bank Ltd.	3.70% (5 yr. CMT + 2.93%)	#	–	(c)	200,000	196,817
Diversified Financial Services 1.69%
Muthoot Finance Ltd.	6.375%		4/23/2029		200,000	202,914
Power Finance Corp. Ltd.	4.50%		6/18/2029		200,000	199,712
Sammaan Capital Ltd.	9.70%		7/3/2027		200,000	204,908
						607,534
Electric 1.36%
Adani Transmission Step-One Ltd.†	4.00%		8/3/2026		300,000	297,423
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries	4.50%		7/14/2028		200,000	193,223
						490,646

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
India (continued)
Engineering & Construction 1.12%
GMR Hyderabad International Airport Ltd.	4.25%		10/27/2027		$200,000	$197,429
IRB Infrastructure Developers Ltd.†	7.11%		3/11/2032		200,000	207,891
						405,320
Mining 0.56%
Vedanta Resources Finance II PLC†	9.475%		7/24/2030		200,000	202,080
Total India						1,902,397

Indonesia 2.81%
Electric 1.11%
Pertamina Geothermal Energy PT	5.15%		4/27/2028		200,000	203,031
Sorik Marapi Geothermal Power PT†	7.75%		8/5/2031		192,060	197,102
						400,133
Mining 1.70%
Freeport Indonesia PT	5.315%		4/14/2032		200,000	202,529
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030		200,000	206,525
Nickel Industries Ltd.†	9.00%		9/30/2030		200,000	203,062
						612,116
Total Indonesia						1,012,249

Israel 2.80%
Banks 0.55%
Bank Leumi Le-Israel BM	3.275% (5 yr. CMT + 1.63%)	#	1/29/2031		200,000	198,525
Oil & Gas 0.19%
Leviathan Bond Ltd.	6.75%		6/30/2030		70,000	70,350
Pharmaceuticals 2.06%
Teva Pharmaceutical Finance Netherlands II BV	4.125%		6/1/2031	EUR	200,000	238,082
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046		$255,000	190,531
Teva Pharmaceutical Finance Netherlands III BV	6.00%		12/1/2032		300,000	312,663
						741,276
Total Israel						1,010,151

Ivory Coast 0.57%
Mining
Endeavour Mining PLC†	7.00%		5/28/2030		200,000	206,694

Jamaica 0.57%
Telecommunications
Digicel International Finance Ltd./Difl U.S. LLC†	8.625%		8/1/2032		200,000	205,774

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Kazakhstan 1.87%
Oil & Gas
KazMunayGas National Co. JSC	6.375%		10/24/2048		$200,000	$199,270
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	199,270
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		300,000	276,999
Total Kazakhstan						675,539

Kuwait 1.11%
Banks
NBK SPC Ltd.†	1.625% (SOFR + 1.05%)	#	9/15/2027		200,000	194,688
NBK Tier 1 Ltd.†	6.375% (6 yr. CMT + 2.40%)	#	–	(c)	200,000	205,520
Total Kuwait						400,208

Macau 2.78%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	199,674
Sands China Ltd.	5.40%		8/8/2028		200,000	204,745
Studio City Co. Ltd.†	7.00%		2/15/2027		200,000	201,614
Studio City Finance Ltd.	5.00%		1/15/2029		200,000	192,855
Wynn Macau Ltd.†	6.75%		2/15/2034		200,000	202,884
Total Macau						1,001,772

Malaysia 1.64%
Oil & Gas 1.09%
Petronas Capital Ltd.	2.48%		1/28/2032		200,000	180,341
Petronas Capital Ltd.†	5.848%		4/3/2055		200,000	211,881
						392,222
Transportation 0.55%
MISC Capital Two Labuan Ltd.	3.75%		4/6/2027		200,000	197,983
Total Malaysia						590,205

Mexico 6.05%
Banks 1.13%
Banco Mercantil del Norte SA	8.375% (5 yr. CMT + 4.07%)	#	–	(c)	200,000	210,840
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%)	#	8/11/2031		200,000	195,660
						406,500

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Mexico (continued)
Beverages 0.42%
Coca-Cola Femsa SAB de CV	5.10%	5/6/2035		$150,000	$151,302
Electric 1.67%
Comision Federal de Electricidad	3.875%	7/26/2033		200,000	176,830
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple†	7.25%	1/31/2041		396,203	423,700
					600,530
Equity Real Estate 0.56%
Corp. Inmobiliaria Vesta SAB de CV†	5.50%	1/30/2033		200,000	202,350
Mining 0.84%
Minera Mexico SA de CV†	5.625%	2/12/2032		200,000	206,600
Southern Copper Corp.	5.25%	11/8/2042		100,000	96,756
					303,356
Oil & Gas 0.87%
Petroleos Mexicanos	6.49%	1/23/2027		77,000	77,837
Petroleos Mexicanos	6.70%	2/16/2032		92,000	91,230
Petroleos Mexicanos	8.75%	6/2/2029		135,000	145,511
					314,578
REITS 0.56%
CFE Fibra E†	5.875%	9/23/2040		200,000	202,320
Total Mexico					2,180,936

Morocco 1.72%
Chemicals
OCP SA†	3.75%	6/23/2031		200,000	188,028
OCP SA†	6.10%	4/30/2030		200,000	209,758
OCP SA†	7.50%	5/2/2054		200,000	222,221
Total Morocco					620,007

Nigeria 0.33%
Banks
BOI Finance BV†	7.50%	2/16/2027	EUR	100,000	120,820

Panama 1.60%
Banks 0.58%
Multibank, Inc.	7.75%	2/3/2028		$200,000	209,223
Electric 0.49%
AES Panama Generation Holdings SRL	4.375%	5/31/2030		188,168	177,959
Media 0.53%
Telecomunicaciones Digitales SA	4.50%	1/30/2030		200,000	191,094
Total Panama					578,276

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Paraguay 0.73%
Banks 0.55%
Banco Continental SAECA†	2.75%		12/10/2025		$200,000	$199,370
Telecommunications 0.18%
Telefonica Celular del Paraguay SA	5.875%		4/15/2027		63,000	62,810
Total Paraguay						262,180

Peru 2.70%
Banks 1.06%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%)	#	6/7/2034		200,000	207,760
Banco de Credito del Peru SA†	5.85%		1/11/2029		165,000	172,883
						380,643
Mining 0.57%
Cia de Minas Buenaventura SAA†	6.80%		2/4/2032		200,000	206,180
Packaging & Containers 0.53%
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA	3.75%		8/2/2028		200,000	191,397
Retail 0.54%
InRetail Consumer†	3.25%		3/22/2028		200,000	194,649
Total Peru						972,869

Philippines 0.56%
Electric
San Miguel Global Power Holdings Corp.	5.70% (5 yr. CMT + 6.55%)	#	–	(c)	200,000	200,762

Poland 0.58%
Oil & Gas
ORLEN SA†	6.00%		1/30/2035		200,000	209,309

Qatar 1.69%
Banks 0.82%
QNB Finance Ltd.	2.75%		2/12/2027		300,000	294,126
Gas 0.31%
Nakilat, Inc.†	6.267%		12/31/2033		106,556	113,216
Telecommunications 0.56%
Ooredoo International Finance Ltd.†	4.625%		10/10/2034		200,000	200,670
Total Qatar						608,012

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 yr. CMT + 4.55%)		10/26/2031		$300,000	$–	(d)
Sberbank of Russia Via SB Capital SA(b)	5.25%		5/23/2023		450,000	–	(d)
Total Russia						–

Saudi Arabia 3.34%
Investment Companies 0.53%
Gaci First Investment Co.	5.375%		1/29/2054		200,000	189,390
Oil & Gas 1.72%
Saudi Arabian Oil Co.	2.25%		11/24/2030		500,000	452,435
Saudi Arabian Oil Co.	4.375%		4/16/2049		200,000	168,196
						620,631
Pipelines 1.09%
EIG Pearl Holdings SARL	3.545%		8/31/2036		196,690	181,803
Greensaif Pipelines Bidco SARL†	6.103%		8/23/2042		200,000	210,532
						392,335
Total Saudi Arabia						1,202,356

Singapore 1.65%
Banks
DBS Group Holdings Ltd.	1.822% (5 yr. CMT + 1.10%)	#	3/10/2031		200,000	197,704
Oversea-Chinese Banking Corp. Ltd.	4.602% (5 yr. CMT + 1.58%)	#	6/15/2032		200,000	200,782
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%)	#	10/14/2031		200,000	195,126
Total Singapore						593,612

South Africa 2.44%
Mining
Anglo American Capital PLC†	5.75%		4/5/2034		450,000	472,534
Stillwater Mining Co.	4.00%		11/16/2026		200,000	198,138
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.†	5.854%		5/13/2032		200,000	208,234
Total South Africa						878,906

South Korea 2.82%
Banks 1.67%
KEB Hana Bank	3.50% (5 yr. CMT + 2.41%)	#	–	(c)	200,000	197,121

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
South Korea (continued)
Shinhan Bank Co. Ltd.	4.375%		4/13/2032		$200,000	$195,963
Woori Bank†	6.375% (5 yr. CMT + 2.28%)	#	–	(c)	200,000	208,403
						601,487
Electric 0.57%
Hanwha Futureproof Corp.†(e)	4.75%		4/30/2028		200,000	203,250
Insurance 0.58%
Hanwha Life Insurance Co. Ltd.†	6.30% (5 yr. CMT + 2.29%)	#	6/24/2055		200,000	209,640
Total South Korea						1,014,377

Taiwan 2.01%
Semiconductors
TSMC Global Ltd.	2.25%		4/23/2031		800,000	723,145

Turkey 3.40%
Banks 1.73%
Akbank TAS†	7.498%		1/20/2030		200,000	209,998
Turkiye Garanti Bankasi AS†	8.125% (5 yr. CMT + 3.84%)	#	1/3/2035		400,000	415,085
						625,083
Commercial Services 0.55%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		194,463	197,429
Engineering & Construction 0.58%
TAV Havalimanlari Holding AS†	8.50%		12/7/2028		200,000	209,132
Mining 0.54%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		200,000	192,964
Total Turkey						1,224,608

Ukraine 0.53%
Agriculture
MHP Lux SA	6.95%		4/3/2026		200,000	190,156

United Arab Emirates 3.84%
Banks 0.55%
First Abu Dhabi Bank PJSC	4.50% (5 yr. CMT + 4.14%)	#	–	(c)	200,000	199,019
Electric 0.55%
Abu Dhabi National Energy Co. PJSC	4.75%		3/9/2037		200,000	198,762

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
United Arab Emirates (continued)
Energy-Alternate Sources 0.44%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049			$183,220	$155,891
Investment Companies 1.17%
Abu Dhabi Developmental Holding Co. PJSC†	4.50%		5/6/2030			200,000	202,532
MDGH GMTN RSC Ltd.	5.875%		5/1/2034			200,000	218,246
							420,778
Pipelines 1.13%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040			500,000	407,896
Total United Arab Emirates							1,382,346

United Kingdom 1.42%
Banks 1.17%
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%)	#	1/9/2029			200,000	208,120
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%)	#	–	(c)		200,000	215,100
							423,220
Commercial Services 0.25%
BCP V Modular Services Finance PLC	6.75%		11/30/2029		EUR	100,000	88,688
Total United Kingdom							511,908

United States 0.39%
Chemicals 0.24%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028			$88,000	87,926
Oil & Gas 0.15%
CITGO Petroleum Corp.†	8.375%		1/15/2029			51,000	53,126
Total United States							141,052

Uzbekistan 1.15%
Mining
Navoi Mining & Metallurgical Combinat†	6.95%		10/17/2031			200,000	213,498
Navoiyuran State Enterprise†	6.70%		7/2/2030			200,000	200,384
Total Uzbekistan							413,882

Zambia 1.17%
Mining
First Quantum Minerals Ltd.†	8.00%		3/1/2033			200,000	211,421
First Quantum Minerals Ltd.†	8.625%		6/1/2031			200,000	210,403
Total Zambia							421,824
Total Corporate Bonds (cost $33,467,519)							33,301,482

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 6.29%

Colombia 0.33%
Colombia Government International Bonds	3.75%	9/19/2028	EUR	100,000	$117,588

Kazakhstan 1.14%
Baiterek National Managing Holding JSC†	5.45%	5/8/2028		$200,000	204,281
Development Bank of Kazakhstan JSC†	5.25%	10/23/2029		200,000	205,388
Total Kazakhstan					409,669

Mexico 0.71%
Eagle Funding Luxco SARL†	5.50%	8/17/2030		250,000	253,953

Oman 0.65%
Oman Government International Bonds	7.375%	10/28/2032		200,000	233,190

Peru 0.53%
Corp. Financiera de Desarrollo SA	2.40%	9/28/2027		200,000	191,676

Qatar 0.55%
Qatar Government International Bonds	3.75%	4/16/2030		200,000	198,806

Saudi Arabia 0.85%
Saudi Government International Bonds	5.00%	1/16/2034		300,000	307,631

Supranational 0.96%
African Export-Import Bank†	2.634%	5/17/2026		350,000	345,503

Turkey 0.57%
Turkiye Ihracat Kredi Bankasi AS†	7.50%	2/6/2028		200,000	206,977
Total Foreign Government Obligations (cost $2,232,010)					2,264,993
Total Long-Term Investments (cost $36,112,211)					35,874,463

SHORT-TERM INVESTMENTS 1.13%

REPURCHASE AGREEMENTS 0.55%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $198,700 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $202,120; proceeds: $197,987 (cost $197,967)				197,967	197,967

Time Deposits 0.06%
CitiBank N.A.(f) (cost $20,988)				20,988	20,988

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investments	Shares	Fair Value
Money Market Funds 0.52%
Fidelity Government Portfolio(f) (cost $188,892)	188,892	$188,892
Total Short-Term Investments (cost $407,847)		407,847
Total Investments in Securities 100.70% (cost $36,520,058)		36,282,310
Other Assets and Liabilities – Net(g) (0.70)%		(253,699)
Net Assets 100.00%		$36,028,611

EUR	Euro.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $19,165,063, which represents 53.19% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Defaulted (non-income producing security).
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at September 30, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.EM.S44(4)	Goldman Sachs	1.00%	12/20/2030	$176,000	$(3,823)	$(34)	$(3,857)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $34.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Forward Foreign Currency Exchange Contracts at September 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	11/21/2025	100,000	$117,844	$117,750	$94

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	11/21/2025	238,000	$277,736	$280,245	$(2,509)

Futures Contracts at September 30, 2025:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2025	20	Long		$4,165,588		$4,167,969	$2,381
U.S. Long Bond	December 2025	3	Long		342,303		349,781	7,478
U.S. Ultra Treasury Bond	December 2025	1	Short		(120,374)		(120,063)	311
Total Unrealized Appreciation on Futures Contracts								$10,170

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	December 2025	3	Short	EUR	(353,272)	EUR	(353,430)	$(185)
U.S. 10-Year Treasury Note	December 2025	10	Short		$(1,120,121)		$(1,125,000)	(4,879)
U.S. 10-Year Ultra Treasury Note	December 2025	17	Short		(1,946,349)		(1,956,328)	(9,979)
U.S. 5-Year Treasury Note	December 2025	7	Short		(763,701)		(764,367)	(666)
Total Unrealized Depreciation on Futures Contracts								$(15,709)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
China	$–	$13,441	$–	$13,441
Remaining Countries	44,772	–	–	44,772
Convertible Bonds	–	249,775	–	249,775
Corporate Bonds
Russia	–	–	–	–
Remaining Countries	–	33,301,482	–	33,301,482
Foreign Government Obligations	–	2,264,993	–	2,264,993
Short-Term Investments
Repurchase Agreements	–	197,967	–	197,967
Time Deposits	–	20,988	–	20,988
Money Market Funds	188,892	–	–	188,892
Total	$233,664	$36,048,646	$–	$36,282,310

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(3,857)	–	(3,857)
Forward Foreign Currency Exchange Contracts
Assets	–	94	–	94
Liabilities	–	(2,509)	–	(2,509)
Futures Contracts
Assets	10,170	–	–	10,170
Liabilities	(15,709)	–	–	(15,709)
Total	$(5,539)	$(6,272)	$–	$(11,811)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

32	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Bond (“Emerging Markets Bond Fund”) and Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee (“the Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option

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Notes to Schedule of Investments (unaudited)(continued)

adjusted spread models, related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market funds are valued at their net asset value as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

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Notes to Schedule of Investments (unaudited)(concluded)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Emerging Markets Bond Fund	$1,192,176	$1,225,968
Emerging Markets Corporate Debt Fund	201,218	209,880

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QPHR-GLOBAL-3Q
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